Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Depreciation expense	$ 6,278	$ 5,923
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Depreciation expense		$ 5,922	$ 5,854